Law Offices
                      Drinker Biddle & Reath, LLP
                   Philadelphia National Bank Building
                         1345 Chestnut Street
                      Philadelphia, PA 19107-3496
                       Telephone: (215) 988-2700
                            Telex: 834684
                         Fax: (215) 988-2757


                             June 8, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:   Pacific Horizon Funds, Inc.
      Registration Nos. 2-81110 and 811-4293

Ladies and Gentlemen:

On behalf of Pacific Horizon Funds, Inc. ("Pacific Horizon") and pursuant to Rule 497(e) of the Securities Act of 1933, attached herewith for filing please find a supplement dated June 8, 1998 to Pacific Horizon's Aggressive Growth, Asset Allocation, Blue Chip, California Tax-Exempt Bond, Capital Income, Corporate Bond, Intermediate Bond, International Equity, National Municipal Bond, Short-Term Government and U.S. Government Securities Funds' Prospectuses dated June 24, 1997.

Questions and comments concerning the enclosed materials may be directed to the undersigned at (215) 988-1152.

Very truly yours,

/s/ Kenneth L. Greenberg






                          PACIFIC HORIZON FUNDS, INC.

 Aggressive Growth, Asset Allocation, Blue Chip, California Tax-Exempt Bond,
  Capital Income, Corporate Bond, Intermediate Bond, International Equity,
     National Municipal Bond, Short-Term Government and U.S. Government
                              Securities Funds

               Supplement to Prospectuses dated June 24, 1997


Investors who, as a result of Bank of America's retail merchandising campaign, request Fund information on or before June 15, 1998 and subsequently purchase the Funds will not be subject to the front-end sales load.


Supplement dated June 8, 1998.